Expense Example - Investor A, C, Institutional and Class R - BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO	Jan. 28, 2021 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,044
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	626
Expense Example, with Redemption, 3 Years	860
Expense Example, with Redemption, 5 Years	1,111
Expense Example, with Redemption, 10 Years	1,831
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	575
Expense Example, with Redemption, 5 Years	992
Expense Example, with Redemption, 10 Years	1,972
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	444
Expense Example, with Redemption, 5 Years	778
Expense Example, with Redemption, 10 Years	$ 1,722